COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details Textual
Rent Expense	$ 88,513	$ 86,931